Payable taxes and other accrued expenses (Details) - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Payable taxes and other accrued expenses
Accrued expenses	$ 265,358	$ 210,515	$ 172,847
Taxes payable other than income tax	551,133	713,850	153,046
Accrued interest	147,115	73,489	44,295
Total payable taxes and other accrued expenses	$ 963,606	$ 997,854	$ 370,188